Income Taxes - Schedule of components of federal income tax expense (benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Current:
Federal	$ 10,199		$ 16,448		$ (19,936)
State	1,978		462		4,725
Subtotal	12,177		16,910		(15,211)
Deferred:
Federal	18,886		29,984		57,403
State	642		7,679		3,567
Subtotal	19,528	[1]	37,663	[1]	60,970	[1]
Amortization of deferred investment tax credit	0		0		(91)
Total	$ 31,705	[2]	$ 54,573	[2]	$ 45,668	[2]

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.
[2]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of the Northern West Virginia Marcellus gathering system (NWV Gathering) and the Jupiter natural gas gathering system (Jupiter). Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise Pipeline, LLC (Sunrise). See Note 2.